Long-term debt (Narrative I) (Details) $ in Thousands			6 Months Ended
	Jun. 29, 2023 USD ($)	Jun. 22, 2021 USD ($)	Jun. 30, 2023 USD ($) Vessels	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Gain on extinguishment of Debt			$ (748)	$ 0
Minimum cash deposits required to be maintained			20,500	$ 17,000	$ 21,000
Debt issuance costs			$ 7,526		7,609
Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Vessels Collateral For Debt | Vessels			33
Debt Instrument Collateral Amount			$ 714,222
Minimum cash deposits required to be maintained			$ 20,500		$ 21,000
8.375% Senior Unsecured Bond
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Jun. 22, 2021
Debt Instrument, Face Amount		$ 125,000
Debt Instrument, Interest Rate, Stated Percentage		8.375%
Gain on extinguishment of Debt	$ (159)
Repurchased bonds	5,851
Nominal value of bond repurchased	5,900
Debt issuance costs	$ 208
8.375% Senior Unsecured Bond | Officers And Directors
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt		$ 21,000
8.375% Senior Unsecured Bond | June 2024 to May 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			103.35%
8.375% Senior Unsecured Bond | June 2025 to December 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			101.675%
8.375% Senior Unsecured Bond | After December 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%